REVENUE (Tables)	3 Months Ended
Mar. 31, 2026
Revenue
Schedule of net revenue

	For the three months ended March 31,
	2025	2026	2026
	JPY	JPY	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Sports school business – Membership	1,561,521,383	1,607,134,512	10,102,681
Sports school business – Events	459,767,644	431,914,954	2,715,080
Sports school business – Others	41,782,114	122,758,128	771,675
Social business	637,650,207	791,351,187	4,974,549
Subtotal	2,700,721,348	2,953,158,781	18,563,985
Add: reversal (provision) of sales refund*	(14,506,941)	1,165,339	7,326
Total	2,686,214,407	2,954,324,120	18,571,311

	For the three months ended March 31,
	2025	2026	2026
	JPY	JPY	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Timing of revenue recognition
Transferred over time	2,199,772,706	2,399,651,038	15,084,555
Transferred at a point in time	486,441,701	554,673,082	3,486,756
Total	2,686,214,407	2,954,324,120	18,571,311

*	Provision and reversal for sales refund